UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        November 12, 2009
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $365,223 USD (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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		             TITLE OF	           VALUE X  PRN        SH/ PUT/ INVST OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT        PUT CALL DISCR MANAGERS              SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices Inc   NOTE	007903AL1  3,015    4,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Affiliated Computer Services CL A	008190100  3,548    65,500     SH	SOLE  01 02 03 04 05 06 07  SOLE
Alcatel-Lucent		     Spons ADR	013904305  3,972    5,192      SH	SOLE  01 02 03 04 05 06 07  SOLE
Arcelormittal SA Luxembourg  NOTE	03938LAK0  145 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Ascent Media Corp	     COM SER A	043632108  6,063    236,853    SH	SOLE  01 02 03 04 05 06 07  SOLE
Bank of America Corporation  COM	060505104  36,836   2,177,090  SH	SOLE  01 02 03 04 05 06 07  SOLE
BHP Billiton Ltd	     Spons ADR	088606108  8,265    150,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Cadence Design System Inc    NOTE	127387AF5  6,061    7,600,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
CBS Corp New		     CL B	124857202  37,368   3,101,100  SH	SOLE  01 02 03 04 05 06 07  SOLE
CenturyTel Inc		     COM	156700106  3,360    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Compton Pete Corp	     COM	204940100  3,600    2,780,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Dillards Inc		     CL A	254067101  1,058    75,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Dollar Finl Corp	     NOTE	256664AB9  2,755    3,350,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Echostar Corp		     CL A	278768106  1,846    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Great Plains Energy Inc	     UNIT	391164803  159 	    2,500      SH	SOLE  01 02 03 04 05 06 07  SOLE
Huntsman Corp		     COM	447011107  913 	    100,176    SH	SOLE  01 02 03 04 05 06 07  SOLE
IAC Interactivecorp	     COM PAR	44919P508  541 	    26,799     SH	SOLE  01 02 03 04 05 06 07  SOLE
International Coal Grp Inc   NOTE	45928HAD8  7,713    7,200,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Invesco Ltd		     SHS	G491BT108  13,321   585,276    SH	SOLE  01 02 03 04 05 06 07  SOLE
Ishares TR		     High Yld	464288513  12,117   140,328    SH	SOLE  01 02 03 04 05 06 07  SOLE
Keycorp New		     COM	493267108  6,656    1,023,970  SH	SOLE  01 02 03 04 05 06 07  SOLE
Lexmark Intl New	     CL A	529771107  2,161    100,334    SH	SOLE  01 02 03 04 05 06 07  SOLE
Liberty Media Corp New	     Ser A	53071M500  7,778    250,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Merck & Co Inc		     COM	589331107  15,654   494,919    SH	SOLE  01 02 03 04 05 06 07  SOLE
Metavante Technologies Inc   COM	591407101  2,376    68,900     SH	SOLE  01 02 03 04 05 06 07  SOLE
Micron Technology Inc	     NOTE	595112AJ2  177 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Mylan Inc		     PFD CONV	628530206  4,223    4,078      SH	SOLE  01 02 03 04 05 06 07  SOLE
Natco Group Inc		     CL A	63227W203  3,886    87,764     SH	SOLE  01 02 03 04 05 06 07  SOLE
Rogers Communications Inc    CL B	775109200  1,408    50,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Sandisk Corp		     NOTE	80004CAC5  13,616   17,400,000 SH	SOLE  01 02 03 04 05 06 07  SOLE
Seahawk Drilling Inc	     COM	81201R107  1,555    50,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
SLM Corp		     COM	78442P106  18,627   2,136,156  SH	SOLE  01 02 03 04 05 06 07  SOLE
Specialty Underwriters Allia COM	84751T309  473 	    71,668     SH	SOLE  01 02 03 04 05 06 07  SOLE
Sun Microsystems Inc	     COM NEW	866810203  12,081   1,329,075  SH	SOLE  01 02 03 04 05 06 07  SOLE
Take-Two Interactive Softwar NOTE	874054AA7  317 	    250,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Targa Resources Partners LP  COM UNIT	87611X105  10,116   539,246    SH	SOLE  01 02 03 04 05 06 07  SOLE
Teradyne Inc		     NOTE	880770AE2  370 	    200,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Varian Inc		     COM	922206107  5,106    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Wells Fargo & Co NEW	     PFD CNV A	949746804  13,438   15,048     SH	SOLE  01 02 03 04 05 06 07  SOLE
Advanced Micro Devices Inc   NOTE	007903AL1  377 	    500,000    SH	SOLE  02 03 04 05 06 07     SOLE
Aspen Insurance Holdings Ltd SHS	G05384105  2,647    100,000    SH	SOLE  02 03 04 05 06 07     SOLE
Banco Santander SA	     ADR	05964H105  450 	    27,892     SH	SOLE  02 03 04 05 06 07     SOLE
Bank of America Corporation  COM	060505104  919 	    54,320     SH	SOLE  02 03 04 05 06 07     SOLE
Biovail Corp		     COM	09067J109  1,154    75,000     SH	SOLE  02 03 04 05 06 07     SOLE
Bristol Myers Squibb Co	     COM	110122108  784 	    34,800     SH	SOLE  02 03 04 05 06 07     SOLE
Celestica Inc		     SHS	15101Q108  950 	    100,000    SH	SOLE  02 03 04 05 06 07     SOLE
Citigroup Inc		     COM	172967101  1,519    313,845    SH	SOLE  02 03 04 05 06 07     SOLE
Disney Walt Co		     COM DISNEY	254687106  6,181    225,100    SH	SOLE  02 03 04 05 06 07     SOLE
Fairfax Finl Hldgs Ltd	     SUB VTG	303901102  12,229   33,000     SH	SOLE  02 03 04 05 06 07     SOLE
General Electric Co	     COM	369604103  673 	    41,000     SH	SOLE  02 03 04 05 06 07     SOLE
Genworth Finl Inc	     COM CL A	37247D106  2,916    244,000    SH	SOLE  02 03 04 05 06 07     SOLE
HSBC Hldgs PLC		     SPON ADR	404280406  731 	    12,750     SH	SOLE  02 03 04 05 06 07     SOLE
Ingersoll-Rand Company Ltd   CL A	G4776G101  5,370    175,100    SH	SOLE  02 03 04 05 06 07     SOLE
Johnson & Johnson	     COM	478160104  6,497    106,700    SH	SOLE  02 03 04 05 06 07     SOLE
JPMorgan & Chase & Co	     COM	46625H100  833 	    19,000     SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		     COM	493267108  618 	    95,000     SH	SOLE  02 03 04 05 06 07     SOLE
Markel Corp		     COM	570535104  303 	    918        SH	SOLE  02 03 04 05 06 07     SOLE
Marshall & Ilsley Corp New   COM	571837103  807 	    100,000    SH	SOLE  02 03 04 05 06 07     SOLE
Mattel Inc		     COM	577081102  6,892    373,300    SH	SOLE  02 03 04 05 06 07     SOLE
Montpelier Re Holdings Ltd   COM	G62185106  7,791    477,400    SH	SOLE  02 03 04 05 06 07     SOLE
Partnerre Ltd		     COM	G6852T105  8,887    115,500    SH	SOLE  02 03 04 05 06 07     SOLE
Pfizer Inc		     COM	717081103  5,261    317,900    SH	SOLE  02 03 04 05 06 07     SOLE
Platinum Underwriter Hldgs   COM	G7127P100  8,487    236,800    SH	SOLE  02 03 04 05 06 07     SOLE
Plum Creek Timber Co Inc     COM	729251108  914 	    29,840     SH	SOLE  02 03 04 05 06 07     SOLE
QLT Inc			     COM	746927102  1,216    330,000    SH	SOLE  02 03 04 05 06 07     SOLE
Regions Financial Corp New   COM	7591EP100  932 	    150,000    SH	SOLE  02 03 04 05 06 07     SOLE
Rockwell Automation Inc	     COM	773903109  980 	    23,000     SH	SOLE  02 03 04 05 06 07     SOLE
Schering Plough Corp	     COM	806605101  1,542    54,600     SH	SOLE  02 03 04 05 06 07     SOLE
Suntrust Bks Inc	     COM	867914103  879 	    39,000     SH	SOLE  02 03 04 05 06 07     SOLE
Wells Fargo& Co New	     COM	949746101  505 	    17,919     SH	SOLE  02 03 04 05 06 07     SOLE
XL Cap Ltd		     CL A	G98255105  1,856    106,300    SH	SOLE  02 03 04 05 06 07     SOLE
Zions Bancorporation	     COM	989701107  449 	    25,000     SH	SOLE  02 03 04 05 06 07     SOLE

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